Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
COMMITMENTS AND CONTINGENCIES	NOTE 13 - COMMITMENTS AND CONTINGENCIES: The Israeli subsidiary’s’ entire assets and rights were pledged as a floating charge to secure bank borrowings.